Pension Plans (Details 12)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2015
International Pension Benefits [Member]
Asset Category
Equity securities	100.00%	100.00%
Equity securities | International Pension Benefits [Member]
Asset Category
Equity securities	32.00%	24.00%
Debt securities | International Pension Benefits [Member]
Asset Category
Equity securities	50.00%	40.00%
Real estate [Member] | International Pension Benefits [Member]
Asset Category
Equity securities	2.00%	3.00%
Derivative instruments [Member] | International Pension Benefits [Member]
Asset Category
Equity securities	6.00%	13.00%
Other Assets [Member] | International Pension Benefits [Member]
Asset Category
Equity securities	10.00%	20.00%